March 11, 2009

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	PRIAC Variable Contract Account A
(File No.811-21988)

Prudential Retirement Security Annuity II
(File No. 333-145632)

Dear Commissioners:

On behalf of Prudential Retirement Insurance and Annuity Company (“PRIAC”) and PRIAC Variable Contract Account A (the “Account”), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the “Act”), that the Account’s annual report for the period ending December 31, 2008 has been transmitted to contract owners in accordance with Rule 30e-2(a) under the Act.

In addition to information transmitted herewith, we incorporate by reference the following annual report with respect to the following specific portfolios: Advanced Series Trust (“AST”) Academic Strategies Asset Allocation Portfolio, AST Balanced Asset Allocation Portfolio, AST Capital Growth Asset Allocation Portfolio, AST Money Market Portfolio and AST Preservation Asset Allocation Portfolio.

1.	Filer/Entity:	Advanced Series Trust
	Registration No.:	811-05186
	CIK No.:	0000814679
	Accession No.:	0001209286-09-000146
	Date of Filing:	2009-03-11

If you have any questions regarding this filing, please contact me at (732) 482-6897.

Sincerely,

/s/ Adam Scaramella

Adam Scaramella

Vice President & Corporate Counsel